Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest payable	£ 470	£ 445
Borrowings	47,509	49,450
Borrowings subject to fair value hedges, Increase in amortised cost	179	208
Borrowing amounts secured on group assets	75	159
Finance leases secured on group assets	14	20
Finance leases	14	22
Undrawn committed borrowing facilities	6,000	5,400
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,225	5,423
Finance leases	7	10
Undrawn committed borrowing facilities	3,000	2,400
Between One and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Finance leases	7	12
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,958	7,011
Undrawn committed borrowing facilities	3,000
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,095	2,913
Undrawn committed borrowing facilities		3,000
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	44,457	50,449
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	39,169	43,780
At Fair Value | Discounted Cash Flow | Level 2
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,288	6,669
Borrowings Subject to Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 6,245	£ 6,690
Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate basis	USD LIBOR plus a margin ranging between 22 and 65 basis points and EURIBOR plus a margin ranging between 8 and 15 basis points (2017: USD LIBOR plus a margin ranging between 19 and 38 basis points and EURIBOR plus a margin ranging between 10 and 24 basis points
USD LIBOR | Bottom of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.22%	0.19%
USD LIBOR | Top of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.65%	0.38%
EURIBOR | Bottom of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.08%	0.10%
EURIBOR | Top of Range | Commercial Papers
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjustment to interest rate basis	0.15%	0.24%